Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

(a) The table below sets forth the related parties and their relationships with the Group:

No.	Name of Related Parties	Relationship
1	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)	Controlled by the Company’s Chief Executive Officer and Chairman, Mr. Alan Nan Wu (100%)
2	Magic Minerals Limited (“Magic”)	Shareholder of the Company
3	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
4	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
5	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
6	Mr. Alan Nan Wu	Shareholder and Chief Executive Officer and Chairman of the Company
7	Vision Path Holdings Limited (“Vision Path”)	Shareholder of the Company
8	Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	A company in which the Group holds a 20% equity interest
10	Al Ataa	Shareholder of the Company
11	Muse Limited	A company 100% held by by Mr. Alan Nan Wu

(b) The Group had the following significant related party transactions for the years ended December 31, 2023, 2022 and 2021:

	For the years ended December 31,
Nature	2023		2022		2021
Expense paid by the related parties on behalf of the Group	$		$		$
– My Car (i)		-		(2,451)		(135)
– Mr. Alan Nan Wu (ii)		(53)		(960)		-
– ICONIQ Institute				(37)		(235)
– Tianjin Tuoda (iv)		-		-		(123)
Expenses paid by the Group on behalf of a related party
– Tianjin Tuoda (iv)		-		6,083		-
Technical service provided by a related party
– Shanghai OBS		380		-		-
Loan proceeds from related parties
– Vision Path (v)		-		(5,045)		-
– Mr. Alan Nan Wu (ii)		-		(2,359)		-
– Magic (iii)		-		-		(6,151)
Repayments to related parties
– Tianjin Tuoda (iv)		-		7,238		-
– Mr. Alan Nan Wu (ii)		4,658		-		-
– Magic (iii)		-		6,394
– My Car (i)		-		5,758		-
Repayments of Mr.Nan Wu loan by Tianjin Tuoda
– Mr. Alan Nan Wu (ii)		1,592		-		-
Magic loan repaid by related parties on behalf of the Group
– Mr. Alan Nan Wu (ii)		-		(3,338)		-
– My Car (i)		-		(3,056)		-
Recovery of loan to related parties
– Tianjin Tuoda (iv)		-		(5,763)		-
– ICONIQ Institute		-		(78)		-
Commission fee to a related party
– Tianjin Tuoda (iv)		-		(13,000)		-
Loan to a related party
– Tianjin Tuoda (iv)		15,679		-
– My Car (i)		-		1,490		-
The claim on My Car transferred to Mr. Nan Wu
– Mr. Alan Nan Wu (ii)		-		(1,490)		-
Interest expenses of loan from a related party
– Magic (iii)		-		(84)		(431)
Accrued financial expenses to PIPE Investor
– Al Ataa (see Note 8 PIPE escrow account for details)		(30,000)		(3,863)
Advance petty cash to a related party
– ICONIQ Institute		-		-		353
Share-based compensation
– Muse Limited (see Note 18 share-based compensation for details)		$23,338		$3,197		$-

(c) The Group had the following related party balances with the related parties mentioned above:

	As of December 31,
	2023	2022
Amounts due from related parties:
– Tianjin Tuoda (iv)	$14,045	$-
– Mr. Alan Nan Wu (ii)	1,153	-
– The Pledgor (see Note 8 PIPE escrow account for details)	15,000	-
Total	$30,198	$-
Less: Allowance for expected credit loss (see Note 8 PIPE escrow account for details)	(15,000)	-
Amount due from related parties, net	$15,198	$-
Amounts due to related parties, current:
– Mr. Alan Nan Wu (ii)	$-	$5,114
– Al Ataa (see Note 8 PIPE escrow account for details)	18,863	3,863
– Shenzhen Yinghehuicheng	662	681
– Tianjin Tuoda (iv)	-	4
– Vision Path (v)	4,782	-
Amounts due to related parties, non-current:
– Vision Path (v)	-	4,922
Total	$24,307	$14,584

(i)	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.5 million, which were interest-free and repayable on demand, and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2023 and 2022 was nil.

(ii)	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group repaid US$4.6 million to Mr. Alan Nan Wu.

(iii)	In 2021, Magic provided short-term loans totaled US$6.6 million to the Group, at an interest rate of 12% per annum. In 2022, Mr. Alan Nan Wu repaid loan in full on behalf of the Group to Magic.

(iv)

In 2018 and 2019, the Group provided several short-term interest-free loans totaled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations, which was repayable on demand. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.

In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

The Group paid $6.1 million of expenses on behalf of Tianjin Tuoda, of which $3,792 remained due to Tianjin Tuoda as of December 31, 2022.

During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023. In the second half of 2023, the Group continued to provide a series interest-free loans amounting to $15.7 million to Tianjin Tuoda to support its normal operations.

(v)	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of the date the issuance of the consolidated financial statements, the amount is due and the Group does not make any payment to Vision Path. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, and the guarantee is expired and the Group has not made any payment to Hainan Union on behalf of Vision Path as of the issuance date of the consolidated financial statements. See Note 24 Commitments and contingencies for details.